RESEARCH AND DEVELOPMENT EXPENDITURES	12 Months Ended
Dec. 31, 2019
RESEARCH AND DEVELOPMENT EXPENDITURES

15. RESEARCH AND DEVELOPMENT EXPENDITURES

Research expenditures that relate to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred. Such costs were $190 million in 2019, $193 million in 2018 and $177 million in 2017. The Company did not participate in any material customer sponsored research during any of the years.